DEPRECIATION AND AMORTIZATION (Tables)	6 Months Ended
Jun. 30, 2019
Depreciation and amortisation expense [abstract]
Disclosure of detailed information about depreciation and amortization
The components of depreciation and amortization expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Depreciation and amortization of real estate assets	$70	$66	$139	$131
Depreciation and amortization of non-real estate assets(1)	15	10	31	17
Total depreciation and amortization	$85	$76	$170	$148

(1)	For the three and six months ended June 30, 2019, included $2 million and $4 million, respectively, of depreciation expense relating to right-of-use property, plant